UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22728

Elessar Funds Investment Trust

(Exact Name of Registrant as Specified in Charter)

1111 Superior Avenue, Suite 1310

Cleveland, OH 44114

(Address of Principal Executive Offices)(Zip Code)

Mitch Krahe

Elessar Funds Investment Trust

1111 Superior Avenue, Suite 1310

Cleveland, OH 44114

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (216) 357-7412

Date of fiscal year end: September 30

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Elessar Small Cap Value Fund

Institutional Class - LSRYX

Investor Class – LSRIX

September 30, 2013

Dear Shareholder,

The Fund’s total return for the fiscal year ended September 30, 2013 was 25.99% for the Institutional Class shares and 25.69% for the Investor Class shares as compared to the Russell 2000 Value Index, which produced a total return of 28.75% over the same time period.

One of the most important developments of the past five years was the deleveraging of the private sector.  Unprecedented Federal Reserve action and low interest rates set off a major mortgage refinance boom in the U.S which in turn helped the consumer right-size its balance sheet.  The U.S. economy has grown at a very modest rate of approximately 2% per year during these past five years.  However, economist Ed Yardeni recently highlighted that from Q2-2010 through Q2-2013 the real GDP data, excluding spending by federal, state, and local governments, increased 3.3% and outpaced total real GDP of 2.3%.  The pace of economic growth in the private sector has clearly accelerated in recent years and appears to have more room to run given pent-up demand in housing and capital spending.

We believe Elessar's small cap value product is positioned well to benefit both from the cyclical improvement described above as well as such secular changes in the U.S. economy as the energy and manufacturing renaissance which appears to be in its early stages.

We appreciate your confidence in our team.

Sincerely,

Richard A. Giesen, Jr.

ELESSAR SMALL CAP VALUE FUND – INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

FOR PERIOD OCTOBER 15, 2012* THROUGH SEPTEMBER 30, 2013

	Since Inception *	Ending Value
Elessar Small Cap Value Fund - Institutional Class	25.99%	$ 12,599
Russell 2000 Value Index	28.75%	$ 12,875

* October 15, 2012 (date of commencement of investment operations).

This chart assumes an initial investment of $10,000 made on the closing of October 15, 2012 (commencement of investment operations). Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The performance also reflects reinvestment of all dividend and capital gain distributions.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The Russell 2000 Value Index is an unmanaged, market-value-weighted, value-oriented index composed of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed with ninety days or less of purchase.

ELESSAR SMALL CAP VALUE FUND – INVESTOR CLASS

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

FOR PERIOD OCTOBER 15, 2012* THROUGH SEPTEMBER 30, 2013

	Since Inception *	Ending Value
Elessar Small Cap Value Fund - Investor Class	25.69%	$ 12,569
Russell 2000 Value Index	28.75%	$ 12,875

* October 15, 2012 (date of commencement of investment operations).

This chart assumes an initial investment of $10,000 made on the closing of October 15, 2012 (commencement of investment operations). Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The performance also reflects reinvestment of all dividend and capital gain distributions.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The Russell 2000 Value Index is an unmanaged, market-value-weighted, value-oriented index composed of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed with ninety days or less of purchase.

ELESSAR SMALL CAP VALUE FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund.  The underlying securities are represented as a percentage of the portfolio of investments.

	Elessar Small Cap Value Fund
	Schedule of Investments
	September 30, 2013

Shares		Value

COMMON STOCK - 84.78%

Chemicals & Allied Products - 1.84%
3,443	Innospec, Inc.	$ 160,650

Crude Petroleum & Natural Gas - 2.41%
52,340	PetroQuest Energy, Inc. *	209,883

Electric Lighting & Wiring Equipment - 2.05%
4,264	AZZ, Inc.	178,491

Electric Services - 1.19%
4,652	Great Plains Energy, Inc.	103,274

Electronic Computers - 4.01%
3,822	NICE Systems Ltd. ADR	158,116
8,075	Omnicell, Inc. *	191,216
		349,332
Finance Services - 2.39%
26,705	Global Cash Access Holdings, Inc. *	208,566

Fire, Marine & Casualty Insurance - 3.86%
6,210	Employers Holdings, Inc.	184,685
23,344	Meadowbrook Insurance Group, Inc.	151,736
		336,421
Hospital & Medical Service Plans - 1.98%
5,455	Health Net, Inc. *	172,923

Industrial Instruments For Measurement, Display & Control - 2.05%
15,638	Rudolph Technologies, Inc. *	178,273

Instruments For Measuring & Testing of Electricity & Electrical Signals - 2.30%
30,374	LTX-Credence Corp. *	200,165

Life Insurance - 3.76%
15,433	American Equity Investment Life Holding Co.	327,488

Machine Tools, Metal Cutting Types - 1.37%
2,623	Kennametal, Inc.	119,609

Miscellaneous Manufacturing Industries - 1.76%
5,609	Hillenbrand, Inc.	153,518

Motor Vehicle Parts & Accessories - 1.81%
14,572	Stoneridge, Inc. *	157,523

National Commercial Banks - 5.63%
12,034	Cardinal Financial Corp.	198,922
10,268	First Financial Bancorp.	155,766
6,272	FirstMerit Corp.	136,228
		490,916
Oil & Gas Field Services, NEC - 4.34%
14,572	Basic Energy Services, Inc. *	184,190
26,664	Key Energy Services, Inc. *	194,381
		378,571
Paper Mills - 2.20%
2,419	Domtar Corp.	192,117

Radio & TV Broadcasting & Communications Equipment - 2.62%
10,760	Orbital Sciences Corp. *	227,897

Rubber & Plastics Footwear - 1.33%
8,526	Crocs, Inc. *	115,954

Savings Institution, Federally Chartered - 3.56%
10,576	Flushing Financial Corp.	195,127
5,575	ViewPoint Financial Group, Inc.	115,235
		310,362
Semiconductors & Related Devices - 2.52%
9,059	Microsemi Corp. *	219,681

Services-Business Services, NEC - 2.43%
16,376	Digital Generation, Inc. *	211,742

Services-Computer Integrated Systems Design - 3.90%
17,605	Ebix, Inc.	174,994
9,190	Sykes Enterprises, Inc. *	164,409
		339,403
Services-Computer Programming Services - 2.06%
4,055	Synaptics, Inc. *	179,434

Services-Engineering Services - 2.68%
4,345	URS Corp.	233,544

Services-Equipment Rental & Leasing, NEC - 1.56%
5,824	CAI International, Inc. *	135,524

Services-Hospitals - 2.33%
3,386	Magellan Health Services, Inc. *	203,025

State Commercial Banks - 2.28%
3,833	IberiaBank Corp.	198,971

Title Insurance - 5.78%
6,435	Argo Group International Holdings, Ltd.	276,042
7,112	Stewart Information Services Corp.	227,513
		503,555
Truck Trailers - 2.63%
19,619	Wabash National Corp. *	228,758

Wholesale-Chemicals & Allied Products - 1.80%
2,972	Innophos Holdings, Inc.	156,862

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 2.35%
3,382	EnerSys	205,051

TOTAL FOR COMMON STOCK (Cost $6,416,405) - 84.78%		$ 7,387,483

REAL ESTATE INVESTMENT TRUST - 8.93%
28,078	CapLease, Inc.	$ 238,382
29,049	Cedar Realty Trust, Inc.	150,474
6,755	Corporate Office Properties Trust	156,040
15,105	Ramco-Gershenson Properties Trust	232,768

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $717,383) - 8.93%		$ 777,664

SHORT-TERM INVESTMENTS - 4.63%
402,983	Invesco Short Term Investments Treasury 0.02% **	$ 402,983

TOTAL SHORT-TERM INVESTMENTS (Cost $402,983) - 4.63%		$ 402,983

TOTAL INVESTMENTS (Cost $7,536,771) - 98.34%		$ 8,568,130

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.66%		144,963

NET ASSETS - 100.00%		$ 8,713,093

ADR- American Depositary Receipt
* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the annualized yield that was in effect at September 30, 2013.
The accompanying notes are an integral part of these financial statements.

Elessar Small Cap Value Fund
Statement of Assets and Liabilities
September 30, 2013

Assets:
Investments in Securities, at Value (Cost $7,536,771)	$ 8,568,130
Cash	500
Receivables:
Dividends and Interest	11,859
From Advisor	13,776
Portfolio Securities Sold	311,420
Prepaid Expenses	10,159
Total Assets	8,915,844
Liabilities:
Payables:
Portfolio Securities Purchased	191,663
Accrued Expenses	11,088
Total Liabilities	202,751
Net Assets	$ 8,713,093

Net Assets Consist of:
Paid In Capital	$ 7,273,297
Accumulated Undistributed Net Investment Income	12,144
Accumulated Undistributed Realized Gain on Investments	396,293
Unrealized Appreciation in Value of Investments	1,031,359
Net Assets, for 693,884 Shares Outstanding	$ 8,713,093

Institutional Class Shares:
Net Assets	$ 8,441,754
Shares outstanding	672,253
Net asset value, offering price, and redemption price per share	$ 12.56

Short-term Redemption Price Per Share ($12.56 x 0.98) *	$ 12.31

Investor Class Shares:
Net Assets	$ 271,339
Shares outstanding	21,631
Net asset value, offering price, and redemption price per share	$ 12.54

Short-term Redemption Price Per Share ($12.54 x 0.98) *	$ 12.29

* The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.
The accompanying notes are an integral part of these financial statements.

Elessar Small Cap Value Fund
Statement of Operations
For the Period October 15, 2012 (commencement of investment operations)
through September 30, 2013

Investment Income:
Dividends	$ 87,317
Interest	62
Total Investment Income	87,379

Expenses:
Advisory (Note 4)	47,102
Transfer Agent & Accounting	19,995
Distribution (12b-1) - Investor Class (Note 8)	404
Registration	2,369
Audit	7,668
Miscellaneous	28,350
Custodial	6,802
Legal	831
Insurance	1,984
Printing and Mailing	527
Total Expenses	116,032
Fees Waived and Reimbursed by the Advisor (Note 4)	(56,750)
Net Expenses	59,282

Net Investment Income	28,097

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	396,291
Realized Capital Gains from Registered Investment Companies	2
Net Change in Unrealized Appreciation on Investments	1,031,359
Net Realized and Unrealized Gain on Investments	1,427,652

Net Increase in Net Assets Resulting from Operations	$ 1,455,749

The accompanying notes are an integral part of these financial statements.

Elessar Small Cap Value Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended *
September 30, 2013
Increase/(Decrease) in Net Assets From Operations:
Net Investment Income	$ 28,097
Net Realized Gain on Investments	396,291
Realized Capital Gains from Registered Investment Companies	2
Net Change in Unrealized Appreciation on Investments	1,031,359
Net Increase in Net Assets Resulting from Operations	1,455,749

Distributions to Shareholders from:
Net Investment Income:
Institutional Class	(15,724)
Investor Class	(229)
Net Change in Net Assets from Distributions	(15,953)

Capital Share Transactions:
Proceeds from Sale of Shares
Institutional Class	7,020,907
Investor Class	236,518
Shares Issued on Reinvestment of Dividends
Institutional Class	15,724
Investor Class	229
Cost of Shares Redeemed
Institutional Class	(8)
Investor Class	(73)
Net Increase from Shareholder Activity	7,273,297

Net Assets:
Net Increase in Net Assets	8,713,093
Beginning of Period	0
End of Period (Including Accumulated Undistributed Net
Investment Income of $12,144)	$ 8,713,093

Share Transactions:
Shares Sold
Institutional Class	670,708
Investor Class	21,615
Shares Issued on Reinvestment of Dividends
Institutional Class	1,546
Investor Class	22
Shares Redeemed
Institutional Class	(1)
Investor Class	(6)
Net Decrease in Shares	693,884
Outstanding at Beginning of Period	0
Outstanding at End of Period	693,884

* For the period October 15, 2012 (commencement of investment operations) through September 30, 2013.

The accompanying notes are an integral part of these financial statements.

Elessar Small Cap Value Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	September 30, 2013

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income/(Loss) *	0.05
Net Realized and Unrealized Gain/(Loss) on Investments	2.54
Total from Investment Operations	2.59

Distributions:
Net Investment Income	(0.03)
Realized Gains	-
Total from Distributions	(0.03)

Proceeds from Redemption Fees	-

Net Asset Value, at End of Period	$ 12.56

Total Return ** (b)	25.99%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,442
Before Waiver
Ratio of Expenses to Average Net Assets	1.95%	***
Ratio of Net Investment Loss to Average Net Assets	-0.47%	***
After Waiver
Ratio of Expenses to Average Net Assets	1.00%	***
Ratio of Net Investment Loss to Average Net Assets	0.48%	***
Portfolio Turnover	66.89%

(a) For the period October 15, 2012 (commencement of investment operations) through March 31, 2013.
(b) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized

The accompanying notes are an integral part of these financial statements.

Elessar Small Cap Value Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	September 30, 2013

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income/(Loss) *	0.02
Net Realized and Unrealized Gain/(Loss) on Investments	2.54
Total from Investment Operations	2.56

Distributions:
Net Investment Income	(0.02)
Realized Gains	-
Total from Distributions	(0.02)

Proceeds from Redemption Fees	-

Net Asset Value, at End of Period	$ 12.54

Total Return ** (b)	25.69%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 271
Before Waiver
Ratio of Expenses to Average Net Assets	2.49%	***
Ratio of Net Investment Loss to Average Net Assets	(1.09)%	***
After Waiver
Ratio of Expenses to Average Net Assets	1.25%	***
Ratio of Net Investment Loss to Average Net Assets	0.16%	***
Portfolio Turnover	66.89%

(a) For the period October 15, 2012 (commencement of investment operations) through March 31, 2013.
(b) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized

The accompanying notes are an integral part of these financial statements.

ELESSAR SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013

1.  ORGANIZATION

Elessar Small Cap Value Fund (the "Fund") was organized as a non-diversified series of Elessar Funds Investment Trust (the "Trust") on September 21, 2012 and commenced operations on October 15, 2012. The Trust is an open-end investment company, registered, under the Investment Company Act of 1940, as amended, established under the laws of Delaware by an Agreement and Declaration of Trust dated September 19, 2012, (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest (“shares”) of separate series without par value. Elessar Small Cap Value Fund is currently the only series authorized by the Trustees. The Fund consists of two separate classes of shares offered by the Fund: Investor Shares and Institutional Shares. The investment advisor to the Fund is Elessar Investment Management, LLC. (the "Advisor").

The Fund seeks long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period October 15, 2012 (commencement of operations) through September 30, 2013, the Fund did not incur any interest or penalties. The Fund’s tax filings are open for examination for all tax periods since inception.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis, as determined by the Board of Trustees (the “Board”).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Expenses incurred by the Corporation that do not relate to a specific Fund of the Corporation are allocated in accordance to the Corporation’s expense policy.

3.  SECURITIES VALUATIONS

As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally if the security is traded in an active market and is valued at the last sales price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price the position is generally categorized as Level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized in Level 2 or Level 3, when appropriate.

Money market mutual funds are generally priced at the ending value at $1 NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities (including corporate bonds, debentures and notes, U.S. Government Securities, municipal securities, mortgage-backed and asset-backed securities, and fixed income oriented exchange-traded funds) valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as level 2 or level 3, when appropriate.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2013:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,387,483	$ -	$ -	$ 7,387,483
Real Estate Investment Trusts	777,664	-	-	777,664
Short-Term Investments	402,983	-	-	402,983
Total	$ 8,568,130	$ -	$ -	$ 8,568,130

The Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) during the period October 15, 2012 (commencement of operations) through September 30, 2013. Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

The Funds did not hold any derivative instruments at any time during the period October 15, 2012 (commencement of operations) through September 30, 2013. For more detail on the industry classification of investments, please refer to the Fund’s Schedule of Investments. The Fund had no transfers into Level 2 during the period October 15, 2012 (commencement of operations) through September 30, 2013. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an annual investment management fee of 0.80% of the average daily net assets of the Fund. For the period October 15, 2012 (commencement of operations) through September 30, 2013, the Adviser earned $45,809 for the Institutional Class and $1,293 for the Investor Class before the waiver/reimbursement described below. At September 30, 2013, the Advisor owed the Fund $13,776.

The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, until October 31, 2014, so that the total annual operating expenses (including organizational and offering expenses, but exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.00% of average daily net assets for the institutional class and 1.25% of average daily net assets for the investor class. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. The Advisor waived fees in the amount of $54,732 for the Institutional Class and $2,018 for the Investor Class for the period October 15, 2012 (commencement of operations) through September 30, 2013.

DISTRIBUTION PLAN: The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, as amended.  Under the Plan, the Fund may expense up to 0.25% of the Investor Class’s average daily net assets to finance any activity primarily intended to result in the sale of Fund shares and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. Expenditures will consist primarily of payments to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Fund shares. Expenditures may also include, without limitation: (i) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports; (ii) those relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of the Fund’s shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund’s investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the shares of the Fund; and (vi) financing any other activity that the Fund’s Advisor determines is primarily intended to result in the sale of shares of the Fund. For the period October 15, 2012 (commencement of operations) through September 30, 2013, the Fund’s Investor Class incurred $404 in distribution fees.

5.  CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital for the Fund at September 30, 2013 was $7,273,297 representing 693,884 shares outstanding.

The Fund is authorized to deduct a 2% redemption fee from redemption proceeds for shares purchased and then redeemed within 90 days. For the period October 15, 2012 (commencement of operations) through September 30, 2013, the Fund did not collect any redemption fees.

6.  INVESTMENTS

For the period October 15, 2012 (commencement of operations) through September 30, 2013, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $10,500,340 and $3,762,842, respectively.

7.  TAX MATTERS

For Federal income tax purposes, the cost of investments owned at September 30, 2013, was $7,536,771. At September 30, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Gross unrealized appreciation on investment securities	$ 1,238,949
Gross unrealized depreciation on investment securities	(207,590)
Net unrealized appreciation on investment securities	$ 1,031,359

The tax character of distributions paid during the period October 15, 2012 (commencement of operations) through September 30, 2013 is as follows:

2013
Ordinary income:
Institutional Class	$ 15,724
Investor Class	$ 229

On December 24, 2012 distributions of $.0313 and $.0237 per share were paid to Institutional Class shareholders and Investor Class shareholders, respectively, aggregating $15,953 paid to shareholders of record on the same date, from net investment income.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2013, 67.12% of the outstanding shares of the Fund are owned by Roger W. Stone Revocable Trust, and as a result that entity may be deemed to control the Fund.

9.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that this pronouncement may have on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

ELESSAR SMALL CAP VALUE FUND,

A SERIES OF ELESSAR FUNDS INVESTMENT TRUST

We have audited the accompanying statement of assets and liabilities of Elessar Small Cap Value Fund, a Series of Elessar Funds Investment Trust (the Fund), including the schedule of investments, as of September 30, 2013, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Elessar Small Cap Value Fund, a Series of Elessar Funds Investment Trust, as of September 30, 2013, the results of its operations, changes in net assets and financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

SKODA MINOTTI

Cleveland, Ohio

November 22, 2013

Cleveland   |   6685 Beta Drive, Mayfield Village, Ohio 44143   |   ph  440 449 6800   |   fx  440 646 1615
Akron   |   3875 Embassy Parkway, Suite 200, Fairlawn, Ohio 44333   |   ph  330 668 1100   |   fx  440 646 1615

Tampa   |   4301 Anchor Plaza Parkway, Suite 140, Tampa, Florida 33634   |   ph  813 288 8826   |   fx  813 288 8836

 Tampa   |   201 East Kennedy Boulevard, Suite 1950, Tampa, Florida 33602   |   ph  813 221 2711   |   fx  813 221 2711

Skoda Minotti   |   Certified Public Accountants   |   www.skodaminotti.com

Elessar Small Cap Value Fund
Expense Illustration
September 30, 2013 (Unaudited)

Expense Example

As a shareholder of the Elessar Small Cap Value Fund (the "Fund"), you incur  two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$1,096.94	$5.26
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.05	$5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$1,007.86	$6.27
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.75	$6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

ELESSAR SMALL CAP VALUE FUND

TRUSTEES & OFFICERS

SEPTEMBER 30, 2013 (UNAUDITED)

Interested Trustees and Officers

Name, Address (1), and Age	Position with the Trust	Term of Office And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee During the Past 5 Years
Richard A. Giesen, Jr. Year of Birth: 1957	Trustee and President	Indefinite Term, Since 2012	Managing Member Elessar Investment Management, LLC and Elennar Management Holdings, LLC.	44	None
Mitch Krahe Year of Birth: 1970	Secretary & Chief Compliance Officer	Indefinite Term, Since 2012	Chief Compliance Officer of Elessar Investment Management, LLC and Chief Operating Officer of Elennar Management Holdings, LLC	N/A	None
Ori Elan Year of Birth: 1973	Treasurer	Indefinite Term, Since 2012	Portfolio Manager – Elessar Investment Management, LLC	44	None

(1) The address of each Trustee and Officer is c/o Elessar Small Cap Value Fund, 1111 Superior Ave, Suite 1310, Cleveland, Ohio 44114.

The following table provides information regarding the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940.

Independent Trustees

Name, Address(2), and Age	Position with the Trust	Term of Office And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee During the Past 5 Years
Charles J. Scheidt, Jr. Year of Birth: 1947	Trustee	Indefinite Term, Since 2012	President and Chief Executive Officer of Commerce Exchange Bank	None	None
Kevin Keogh Year of Birth:1960	Trustee	Indefinite Term, Since 2012	Attorney – Buckley King, LPA	None	None

(2) The address of each Trustee is c/o Elessar Small Cap Value Fund, 1111 Superior Ave, Suite 1310, Cleveland, Ohio 44114.

ELESSAR SMALL CAP VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 26, 2013. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-270-2673, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-855-270-2673 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-855-270-2673 to request a copy of the SAI or to make shareholder inquiries.

INVESTMENT MANAGEMENT AGREEMENT

THIS AGREEMENT, made the 25th day of September, 2012, between Elessar Funds Investment Trust a Delaware Statutory Trust (“Client”), and Elessar Investment Management, LLC (“Elessar”) a Delaware Limited Liability Company.

WHEREAS, the Client desires to retain Elessar to provide investment advisory services as described herein; and

WHEREAS, Elessar is an investment adviser registered with the Securities and Exchange Commission and desires to provide the services hereinafter set forth for the agreed upon compensation.

NOW, THEREFORE, the Client and Elessar, each intending to be legally bound hereby, agree as follows:

1.

Engagement.  Client hereby engages Elessar, and Elessar hereby accepts the Client's engagement, to serve as investment advisor and manage assets allocated to it (the “Allocated Assets”) and to invest and to reinvest such assets consistent with the terms of this Agreement.  Client may add or subtract funds from the Allocated Assets in its sole discretion.  Elessar requires that the Allocated Assets in any account be at least $500,000 at the inception of the account.  However, at the discretion of the firm, the minimum level may be lowered on a case by case basis.

2.

Services.  Elessar shall purchase, sell, and exchange securities and generally act as investment advisor, as limited by law, for the Allocated Assets.  The powers, obligations, and duties of the ADVISOR shall include, without limitation, those identified below.

a.

AUTHORITY Elessar shall have full power and authority on behalf of the Client (i) to make purchases and sales of securities or other property without distinction between principal and accumulated income, (ii) to exercise or abstain from exercising any warrant, privilege, or right with respect to the assets, and (iii) to take any other action and exercise any power or authority in connection with the Allocated Assets reasonably necessary in carrying out the investment activities authorized by this Agreement.

b.

BROKERS Elessar shall issue orders for, or make purchases or sales of, securities or other property through brokers and dealers of Elesssar’s choosing, in which event the Elessar shall select brokers and dealers with a view to insuring that such brokers and dealers complete the transactions in a manner most favorable to Client.  In compliance with Section 28(e) of the Securities Exchange Act of 1934, as amended, Elessar may, consistent with obtaining best execution, direct transactions to brokers in return for research services furnished by said broker to Elessar.  Elessar may, in its discretion, cause the Allocated Assets or Client to pay to brokers a commission greater than another qualified broker might charge to effect the same transaction where Elessar determines in good faith that the commission is reasonable in relation to the nature of the brokerage and research services received.  Such research will be used to service all of the Elessar’s clients

c.

COMPLIANCE Elessar's conduct and actions for and on behalf of Client shall be in compliance at all times with federal and state securities laws and all other applicable federal and state laws and regulations and local ordinances.

3.

Custody.  Elessar shall not be the custodian or trustee and will not hold any of the Client’s cash or securities.  Custody of the Allocated Assets shall be held by US Bank, (the “Custodian”).  Client will notify Elessar of any change in custodian at least 30 days prior to the effective date.

4.

Assignment.   This Agreement may not be transferred, assigned (as defined in the 1940 Act), sold or in any manner hypothecated or pledged by either party hereto without the prior written consent of the other.   It may be amended only by a writing signed by both parties.

5.

Investment Policy and Diversification.  The general investment policy to be followed in the administration of the Investment Fund is attached as Schedule B and may be amended from time to time.  Said policy is intended to govern the investment of the Allocated Assets only.  Elessar shall not be responsible for assuring the diversification of client assets not under Elessar’s control.

6.

Proxy Voting.  Any and all rights to vote, consent or take any other action with respect to any shareholder matters attributable to securities comprising part of the Allocated Assets are reserved to Elessar.  Elessar shall vote, consent or take any other action with respect to such securities.  Elessar shall not be liable for any claims, damages or expenses, including, but not limited to, loss or diminution in value of any property held hereunder, arising out of such right or privilege.

7.

Exclusivity. Client’s retention of Elessar is non-exclusive, and the parties recognize and agree that, from time to time, Elessar may enter into service agreements with other parties and that Client may enter into service agreements with other investment advisory firms.  Nothing in this Agreement shall be construed to preclude Elessar or its personnel from rendering similar or differing investment advisory services to other clients.  Elessar may give advice and take action with respect to any of its other clients which may differ from advice given with respect to the Allocated Assets or the timing or nature of action taken with respect to any of the Allocated Assets.  Client acknowledges that variations may arise in the allocation of investment opportunities between Client and other accounts that Elessar manages.  Although Elessar will allocate such opportunities in a manner that it believes to be equitable, there can be no assurance that a particular investment opportunity that comes to the attention of Elessar will be allocated in any particular manner.

8.

Reports.  Elessar shall provide reports to Client as requested.  However if Client is not receiving statements from Custodian Elessar will furnish reports on the status, composition, and performance of the assets managed by Elessar to Client, no less frequently than quarterly.  Elessar does not assume responsibility for the accuracy of information furnished by Client, Custodian or any other party.

9.

Compensation.  It is agreed by the parties hereto that Elessar shall receive an annual fee based on the following schedule:

Assets Under Management

Annualized Fee (basis points)

Any asset level

 80

Said fee shall be payable in quarterly installments in arrears based on the market value of the Allocated Assets as of the end of each calendar quarter as determined by Elessar.  Except as permitted by applicable law, Elessar shall not be compensated on the basis of a share of capital gains upon or capital appreciation of the Allocated Assets or any portion thereof.

10.

Liability.  Elessar shall not be responsible for any costs, expenses, liability, losses or decline in value of the securities and other assets within the Allocated Assets resulting from its good faith exercise of the authority conferred herein.  Elessar shall exercise its discretion in making decisions within the authority conferred upon it under this Agreement based upon such information and data as is, from time to time, in its possession.  Elessar will endeavor to receive such information and data from sources which it considers reliable, but does not guarantee the accuracy of such information.  Elessar shall not be liable for any acts or omissions in reliance upon directions from Client, whether such directions are verbal, written or otherwise.

The provisions of this Section shall survive the termination of this Agreement.  Nothing in this Section is intended to be a waiver of any rights of action a client may have under applicable Federal or State Securities Laws.

11.

Instructions.  If this Agreement is entered into by Client jointly or in a custodial, fiduciary, corporate or other representative capacity, Elessar may fulfill the services agreed to herein, by processing transactions for, acting on the instructions of, and consulting with any of the joint owners or persons duly authorized to act in a representative capacity.  Elessar will follow any such instructions until it receives written notice to the contrary by any one of the joint owners or persons duly authorized to act in a representative capacity.

12.

Entire Agreement.  This Agreement including its Attachments (each of which is incorporated herein by reference) contains the entire agreement by and between the parties with respect to the matters expressed herein, and no representations, promises, agreements, or understandings, written or oral, relating to the Agreement not contained herein shall be of any force or effect.

13.

Construction of Agreement. This Agreement shall be construed and the rights and obligations of the parties hereunder enforced in accordance with the laws of the State of Ohio.

14.

Termination.  This Agreement may be terminated by either party by giving at least 30 days prior written notice to the other.  Any such termination shall become effective on the date specified in such notice.

15.

Notices.  Any notice, demand, direction, instruction, or other communication required or permitted hereunder shall be sufficiently given upon receipt and should be addressed to the parties at the following addresses or such other addresses as may be designated in writing from time to time by the parties:

16.

Counterparts.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original, and said counterparts shall constitute but one and the same instrument and may be sufficiently evidenced by any one counterpart.

17.

Client Authority.  If Client is an individual, Client represents that he or she is of the age of majority.  If Client is a corporation, the person signing this Agreement for Client represents that he or she has been authorized to do so by appropriate corporate action. If this Agreement is entered into by a trustee or other fiduciary, the trustee or fiduciary represents that Elessar’s investment strategies, allocation procedures and investment management services are authorized under the applicable plan, trust or law and that the person signing this agreement has the authority to negotiate and enter into this Agreement.  Client will inform Elessar of any event that might affect this authority or the propriety of this Agreement.

18.

Receipt of Form ADV Part II.  Client acknowledges that Client has received and had an opportunity to read Elessar’s Form ADV, Part II.

19.

Name Authorization.  Client authorizes Elessar to use the Client's legal name, trade name (if any), and/or logo in marketing materials and in any list of client references.  Any such use may be accompanied by a description of the services performed by Elessar.

SCHEDULE A

Assigned Assets

The property set forth below constitutes the Assigned Assets at the effective date of this Agreement.  The total market value of the Assigned Assets as of the effective date of this Agreement is approximately $125,000.

The property comprising the Assigned Assets is presently held by the Custodian as account number Pending.

List of property:

Cash

SCHEDULE B

GENERAL INVESTMENT POLICY

The principal investment strategy of Elessar Investment Management, LLC (EIM) is to invest in common stocks, options, warrants of small U.S. companies with a market capitalization between approximately $150 million and $2.5 billion.  These securities may be liquid or illiquid.  The small cap style uses the Russell 2000 Value Index as its benchmark.

EIM’s equity investment process focuses on companies that possess the best quality at the lowest possible cost.  Quality is measured by the company’s historical return on capital while cost or price paid is measured by a company’s current stock price-to-book valuation.  EIM’s proprietary combination of these quality and valuation factors is a quantifiable metric that has been incorporated into a model called the Quality at an Acceptable Price Model (QAPM).  QAPM is legally protected as a trade secret and EIM has applied for trademark protection as well.

EIM believes that QAPM provides a more accurate predictor of future value than other broadly used analysis methods.  QAPM screens a universe of approximately 3,000 companies.  Each company is ranked on a quintile basis according to its QAPM score and sorted by industry classification.  Companies with the highest first quintile QAPM scores of each industry classification are selected for further due-diligence by EIM’s investment management team.  The due-diligence process includes, but is not limited to, validation of the company’s accounting policies, investigations of the competitive environment and the company’s competitive strengths/weaknesses, and confirmation of how management’s successful execution of the company’s business model in the past is likely to sustain strong financial returns in the future.

The decision to sell is based on changes in the valuation and/or changes in the quality of the company’s fundamental trends.  If fundamental trends have deteriorated and the stock price has reached its price target, the position will be sold.  If the stock hits its price target and the company’s operating fundamentals conform to the original investment thesis, EIM’s investment management team will determine if a higher price is justified on the basis of further due-diligence; otherwise, the position will be sold.  Finally, if fundamentals have deteriorated and the stock has not reached its price target, the position will be sold.

Dated September 25th, 2012

Investment Adviser

Elessar Investment Management, LLC

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian
US Bank

Legal Counsel

Koehler Neal, LLP

Independent Registered Public Accounting Firm

Skoda Minotti

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2013

$ 8,000

(b)

Audit-Related Fees

Registrant

FY 2013

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2013

$ 2,000

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2013

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2013

$ 2,000

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elessar Funds Investment Trust

By /s/Mitch Krahe

*Mitch Krahe

Secretary/Chief Compliance Officer

Date: December 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Mitch Krahe

*Mitch Krahe

Secretary/Chief Compliance Officer

Date: December 2, 2013

* Print the name and title of each signing officer under his or her signature.